Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	VICTORY PORTFOLIOS
Entity Central Index Key	0000802716
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 10, 2020
Document Effective Date	Jun. 10, 2020
Prospectus Date	Jun. 10, 2020
Victory Integrity Discovery Fund | Member Class
Prospectus:
Trading Symbol	MMMMX
Victory Integrity Discovery Fund | Class Y
Prospectus:
Trading Symbol	MMEYX
Victory Integrity Mid-Cap Value Fund | Member Class
Prospectus:
Trading Symbol	MMIJX
Victory Integrity Mid-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	MYIMX
Victory Integrity Small/Mid-Cap Value Fund | Member Class
Prospectus:
Trading Symbol	MMMSX
Victory Integrity Small/Mid-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	MYISX
Victory INCORE Fund for Income | Member Class
Prospectus:
Trading Symbol	VFFMX
Victory INCORE Fund for Income | Class I
Prospectus:
Trading Symbol	VFFIX
Victory INCORE Investment Grade Convertible Fund | Member Class
Prospectus:
Trading Symbol	SBFMX
Victory INCORE Investment Grade Convertible Fund | Class I
Prospectus:
Trading Symbol	VICIX
Victory RS Partners Fund | Member Class
Prospectus:
Trading Symbol	RSPMX
Victory RS Partners Fund | Class Y
Prospectus:
Trading Symbol	RSPYX
Victory RS Mid Cap Growth Fund | Member Class
Prospectus:
Trading Symbol	RMOMX
Victory RS Mid Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	RMOYX
Victory RS Small Cap Equity Fund | Member Class
Prospectus:
Trading Symbol	RSMMX
Victory RS Small Cap Equity Fund | Class Y
Prospectus:
Trading Symbol	RSCYX
Victory Floating Rate Fund | Member Class
Prospectus:
Trading Symbol	RSFMX
Victory Floating Rate Fund | Class Y
Prospectus:
Trading Symbol	RSFYX
Victory High Income Municipal Bond Fund | Member Class
Prospectus:
Trading Symbol	RHMMX
Victory High Income Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	RHMYX